Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Schedule of operating segment information

In millions of €	Notes	Europe and ANZ	Americas	AMEA	Total
2025
Revenue (a)		3,192	2,757	1,961	7,910
Operating profit (a)	3	168	169	262	599
Adjusting items (b)		126	117	75	318
Adjusted EBIT		294	286	337	917
Adjusted EBIT margin		9.2%	10.4%	17.2%	11.6%
Depreciation and amortisation		125	102	111	338
Adjusted EBITDA		419	388	448	1,255
Adjusted EBITDA margin		13.1%	14.1%	22.9%	15.9%
Significant non-cash charges:
Within adjusted EBITDA:
- Share-based compensation and other non-cash charges (c)		27	11	11	49
Within adjusting items:
- Restructuring provisions and other non-cash charges (d)		6	8	(4)	10
2024
Revenue (a)		3,109	2,887	1,951	7,947
Operating profit (a)	3	228	228	308	764
Adjusting items (b)		89	68	43	200
Adjusted EBIT		317	296	351	964
Adjusted EBIT margin		10.2%	10.3%	18.0%	12.1%
Depreciation and amortisation		137	129	110	376
Adjusted EBITDA		454	425	461	1,340
Adjusted EBITDA margin		14.6%	14.7%	23.6%	16.9%
Significant non-cash charges:
Within Adjusted EBITDA:
- Share-based compensation and other non-cash charges (c)		21	20	2	43
Within adjusting items:
- Restructuring provisions and other non-cash charges (d)		59	12	4	75

In millions of €	Notes	Europe and ANZ	Americas	AMEA	Total
2023
Revenue (a)		3,019	2,750	1,849	7,618
Operating profit (a)	3	278	165	299	742
Adjusting items (b)		19	79	14	112
Adjusted EBIT		297	244	313	854
Adjusted EBIT margin		9.8%	8.9%	16.9%	11.2%
Depreciation and amortisation		134	124	99	357
Adjusted EBITDA		431	368	412	1,211
Adjusted EBITDA margin		14.3%	13.4%	22.3%	15.9%
Significant non-cash charges:
Within Adjusted EBITDA:
- Share-based compensation and other non-cash charges (c)		14	28	2	44
Within adjusting items:
- Restructuring provisions and other non-cash charges (d)		(1)	1	1	1

(a)	Revenue and operating profit include royalties primarily from Unilever’s ice cream businesses in India (for the years 2023, 2024 and 2025) and Russia (for the years 2023 and 2024). In 2025, royalties recognised in operating profit amounted to €11 million (FY 2024: €22 million; FY 2023: €22 million).
(b)	Adjusting items include impairment, restructuring costs, acquisition and disposal-related costs and other one-off items classified separately due to their nature and/or frequency of occurrence. Refer to Note 3. Net Monetary gain/(loss) arising from hyperinflationary economies is also an adjusting item due to its nature and size, however it is not included in operating profit therefore not included within adjusting items above.
(c)	Other non-cash charges within Adjusted EBITDA include movements in provisions, excluding movements arising from adjusting activities.
(d)	Other non-cash charges within adjusting items mainly include movements in restructuring provisions and certain legal provisions.
(e)	In the Combined Carve-out Financial Statements this was referred to as Rest of World.

Schedule of revenue and non-current assets for the country of domicile and the United States (being the largest country outside the home country) and for all other countries

		United States
In millions of €	Netherlands	of America	Other	Total
2025
Revenue(a)	243	2,073	5,594	7,910
Non-current assets(b)	351	1,387	1,995	3,733
2024
Revenue	159	2,119	5,669	7,947
Non-current assets(b)	51	1,732	1,979	3,762
2023
Revenue	154	1,951	5,513	7,618
Non-current assets(b)	60	1,662	1,887	3,609

(a)	In 2025, the Netherlands legal entity recognised €35 million of revenue from sales in European distributor markets where the Group had not established a local legal entity.
(b)	For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet. Goodwill is attributed to countries where acquired businesses operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.